DESCRIPTION OF BUSINESS AND NATURE OF OPERATIONS	12 Months Ended
Dec. 31, 2021
DESCRIPTION OF BUSINESS AND NATURE OF OPERATIONS
Description Of Business And Nature Of Operations

1. DESCRIPTION OF BUSINESS AND NATURE OF OPERATIONS

Silver Elephant Mining Corp. (the “Company” or “ELEF”) is incorporated under the laws of the province of British Columbia, Canada. The common shares without par value in the capital of the Company (the “Common Shares”) are listed for trading on the Toronto Stock Exchange (the “TSX”) under the symbol “ELEF” and on the Frankfurt Stock Exchange under the symbol “1P2N” and are quoted on the OTCQX® Best Market under the symbol “SILEF”. The Company maintains its registered and records office at Suite 1610 – 409 Granville Street, Vancouver, British Columbia, Canada, V6C 1T2.

The Company is a mineral exploration stage company. The Company’s projects are the Pulacayo Paca silver-lead-zinc property in Bolivia (the “Pulacayo Project”), the El Triunfo gold-silver-lead-zinc project in Bolivia (“the Triunfo Project”), the Gibellini vanadium project in the State of Nevada, USA (the “Gibellini Project”), and the Minago nickel project in Manitoba, Canada (the “Minago Project”). The Company also owns or holds 100% interests in each of the following projects: (a) the Titan vanadium-titanium-iron project located in Ontario, Canada, (b) the Sunawayo silver-zinc-lead project in Bolivia, (c) the Ulaan Ovoo coal project located in Mongolia, and (d) the Chandgana Khavtgai and Tal coal projects, located in Mongolia; all of which have been fully impaired.

As at December 31, 2021 the Company was in the process of completing a strategic reorganization of the business through a statutory plan or arrangement (the “Arrangement”) under the Business Corporations Act (British Columbia) dated November 8, 2021 pursuant to which it shall:

i.	complete a consolidation of the outstanding share capital of ELEF whereby each 10 pre-consolidation ELEF share shall be exchanged for one post-consolidation ELEF share;
ii.	transfer certain royalties presently held by ELEF in certain projects into its own entity, Battery Metals Royalty Corp. (“RoyaltyCo”), a wholly owned subsidiary of ELEF;
iii.	spin-off the Minago Project into its own entity, Flying Nickel Mining Corp.(“NickelCo” or “Flying Nickel”), a wholly owned subsidiary of ELEF;
iv.	and spin-off the Gibellini Project into its own entity, Nevada Vanadium Mining Corp. (“VanadiumCo”), a wholly owned subsidiary of ELEF.

Subsequent to December 31, 2021, on January 14, 2022, the Company’s share capital was consolidated on the basis of one (1) new share for each ten (10) old shares (the “Consolidation”). All common share, warrant, option and per share amounts have been retroactively adjusted.

These consolidated annual financial statements (the “Annual Financial Statements”) have been prepared under the assumption that the Company is a going concern, which contemplates the realization of assets and the payment of liabilities in the ordinary course of business. As at December 31, 2021, the Company has a deficit of $192 million. The operations of the Company were primarily funded by the issuance of capital stock and proceeds from option and warrant exercises.

The continued operations of the Company are dependent on its ability to develop a sufficient financing plan, receive continued financial support from related parties, complete sufficient public equity financings or generate profitable operations in the future. These material uncertainties may cast significant doubt on the entity’s ability to continue as a going concern. The consolidated financial statements do not include any adjustments to the amounts and classifications of assets and liabilities that might be necessary should the Company be unable to continue its business.

Risks associated with Public Health Crises, including COVID-19

The Company’s business, operations and financial condition could be materially adversely affected by the outbreak of epidemics, pandemics or other health crises, such as the outbreak of COVID-19 that was designated as a pandemic by the World Health Organization on March 11, 2020. The international response to the spread of COVID-19 has led to significant restrictions on travel, temporary business closures, quarantines, global stock market volatility and a general reduction in consumer activity. Such public health crises can result in operating, supply chain and project development delays and disruptions, global stock market and financial market volatility, declining trade and market sentiment, reduced movement of people and labour shortages, and travel and shipping disruption and shutdowns, including as a result of government regulation and prevention measures, or a fear of any of the foregoing, all of which could affect commodity prices, interest rates, credit risk and inflation.

In addition, the current COVID-19 pandemic, and any future emergence and spread of similar pathogens could have an adverse impact on global economic conditions which may adversely impact the Company’s operations, and the operations of suppliers, contractors and service providers, including smelter and refining service providers, and the demand for the Company’s production.

The Company may experience business interruptions, including suspended (whether government mandated or otherwise) or reduced operations relating to COVID-19 and other such events outside of the Company’s control, which could have a material adverse impact on its business, operations and operating results, financial condition and liquidity.

As at the date of the consolidated financial statements, the duration of the business disruptions internationally and related financial impact of COVID-19 cannot be reasonably estimated. It is unknown whether and how the Company may be affected if the pandemic persists for an extended period of time. In particular, the region in which we operate may not have sufficient public infrastructure to adequately respond or efficiently and quickly recover from such event, which could have a materially adverse effect on the Company’s operations. The Company’s exposure to such public health crises also includes risks to employee health and safety. Should an employee, contractor, community member or visitor become infected with a serious illness that has the potential to spread rapidly, this could place the Company’s workforce at risk